CONDENSED STATEMENTS OF CASH FLOW (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 214,459	$ 408,056	$ 218,893
Net cash provided by (used in) investing activities	(631,131)	(39,770)	(129,294)
Net cash (used in) provided by financing activities	(192,065)	87,149	(122,600)
Net (decrease) increase in cash and cash equivalents	(226,250)	462,843	(32,247)
Cash and cash equivalents at beginning of year	581,010	118,167	150,414
Cash and cash equivalents at end of year	354,760	581,010	118,167
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	914	1,192	(588)
Net cash provided by (used in) investing activities	(118,045)	1,464
Net cash (used in) provided by financing activities	(101,442)	225,875	(35,088)
Net (decrease) increase in cash and cash equivalents	(218,573)	228,531	(35,676)
Cash and cash equivalents at beginning of year	238,947	10,416	46,092
Cash and cash equivalents at end of year	$ 20,374	$ 238,947	$ 10,416